Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Carrying amounts of the Group's right of uses assets and lease liabilities

Set out below, are the carrying amounts of the Company’s right-of-use assets related to buildings used as offices and hubs and lease liabilities and the movements during the year:

	Right-of-use assets			Lease Liabilities
	2022	2021	2020	2022	2021	2020
As of December 31, 2021	136,104	127,921	88,534	161,532	149,353	103,188
New contracts	6,901	13,578	43,733	6,901	13,578	43,733
Re-measurement by index (i)	19,214	11,744	8,258	19,214	11,744	8,258
Lease modification (ii)	(19,454)	(1,594)	(15,934)	(17,763)	(1,763)	(16,869)
Business combinations	228,258	—		171,829		—
Depreciation expense	(20,630)	(15,545)	(12,760)		—	—
Reclassification from (to) assets held for sale	—	—	16,090	—	—	19,210
Accrued interest	—	—		28,246	16,008	15,086
Payment of principal	—	—		(18,374)	(11,170)	(6,121)
Rent concession (iii)	—	—		—	(210)	(2,046)
Payment of interest	—	—		(28,246)	(16,008)	(15,086)
As of December 31, 2022	350,393	136,104	127,921	323,339	161,532	149,353

Current	—	—	—	51,310	27,204	23,365
Non-current	350,393	136,104	127,921	272,029	134,328	125,988
(i)	Lease liabilities and right-of-use assets were incremented with respect to variable lease payments that depend on an index or a rate, because of annual rental prices contractually adjusted by market inflation rate General Market Price Index (Índice Geral de Preços do Mercado), or IGP-M.
(ii)	During the year ended December 31, 2022, the Company partially reduced the scope of one lease contract with a corresponding liability in the amount of R$ 5,882. As a result, a gain of R$ 4,652 was recognized in other income (expenses), net, in the statement of profit and loss.
(iii)	The Company has received Covid-19 related rent concessions and has applied the practical expedient introduced by the amendments made to IFRS 16 in May 2020, applied to all qualifying rent concessions.